BLACKROCK FUNDS II
BlackRock Emerging Market Local Debt Portfolio
(the “Fund”)

Supplement dated November 14, 2013
to the Summary Prospectus and Prospectus of the Fund, each dated April 30, 2013

On November 12, 2013, the Board of Trustees (the “Board”) of BlackRock Funds II approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to “BlackRock Emerging Markets Flexible Dynamic Bond Portfolio” and certain changes to the Fund’s investment strategies. In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team and to add an additional benchmark against which the Fund compares its performance. These changes will be effective on or about January 2, 2014.

As a result of these changes, the Fund will no longer be required to invest at least 65% of its assets in fixed income securities and derivatives denominated in currencies of emerging market countries or whose value is tied in whole or in part to currencies of emerging market countries. Instead the Fund will be able to actively seek investment opportunities across U.S. dollar- and local currency-denominated securities and derivatives.

Investors should review carefully the specific changes to the Summary Prospectus and Prospectus of the Fund, reflecting the changes noted above, which are detailed below.

Effective January 2, 2014, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable.

Change in the Fund’s Name

The BlackRock Emerging Market Local Debt Portfolio is renamed BlackRock Emerging Markets Flexible Dynamic Bond Portfolio.

Change in the Fund’s Investment Strategies

The first paragraph in the section of the Summary Prospectus captioned “Principal Investment Strategies of the Fund” and the section of the Prospectus captioned “Fund Overview — Key Facts about BlackRock Emerging Market Local Debt Portfolio — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The BlackRock Emerging Markets Flexible Dynamic Bond Portfolio invests primarily in a global portfolio of fixed income securities and derivatives of any maturity of issuers located in emerging markets that may be denominated in any currency (on a hedged or un-hedged basis). Fixed income securities are debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities. Emerging markets include, but are not limited to, countries that are included in the J.P. Morgan GBI-EM Global Diversified Index.

The first paragraph in the section of the Prospectus captioned “Details about the Funds — How Each Fund Invests — BlackRock Emerging Market Local Debt Portfolio — Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The BlackRock Emerging Markets Flexible Dynamic Bond Portfolio invests primarily in a global portfolio of fixed income securities and derivatives of any maturity of issuers located in emerging markets that may be denominated in any currency (on a hedged or un-hedged basis). Fixed income securities are debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities. Emerging markets include, but are not limited to, countries that are included in the J.P. Morgan GBI-EM Global Diversified Index.

Change in the Fund’s Performance Information and Additional Benchmark Index

The section of the Summary Prospectus captioned “Performance Information” and the section of the Prospectus captioned “Fund Overview — Key Facts about BlackRock Emerging Market Local Debt Portfolio — Performance Information” are supplemented as follows:

Annual Total Returns

The Fund’s Annual Total Returns prior to January 2, 2014 as reflected in the bar chart and the table are the returns of the Fund that followed different investment strategies under the name “BlackRock Emerging Market Local Debt Portfolio.”

Additional Benchmark Index

In addition to the broad-based securities market benchmark against which the Fund compares its performance, the J.P. Morgan GBI-EM Global Diversified Index, the Fund compares its performance against a customized weighted index comprised of the returns of the J.P. Morgan GBI-EM Global Diversified Index (50%) and the J.P. Morgan EMBI Global Diversified Index (50%).

For the one-year and since inception (February 1, 2008) periods ended December 31, 2012, the average annual total returns for the customized weighted index were 17.21% and 9.52%, respectively.

Change in the Fund’s Portfolio Management Team

The section of the Summary Prospectus captioned “Portfolio Managers” and the section of the Prospectus captioned “Fund Overview — Key Facts about BlackRock Emerging Market Local Debt Portfolio — Portfolio Managers” are deleted in their entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Sergio Trigo Paz	2012	Managing Director of BlackRock, Inc.
Laurent Develay	2012	Director of BlackRock, Inc.
Michal Wozniak	2014	Director of BlackRock, Inc.

The section of the Prospectus captioned “Details about the Funds — How Each Fund Invests — BlackRock Emerging Market Local Debt Portfolio — About the Portfolio Management of the Fund” is deleted in its entirety and replaced with the following:

The Fund is managed by a team of financial professionals. Sergio Trigo Paz, Laurent Develay and Michal Wozniak are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

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The section of the Prospectus captioned “Management of the Funds — Portfolio Manager Information — Emerging Market Local Debt Portfolio” is deleted in its entirety and replaced with the following:

The BlackRock Emerging Markets Flexible Dynamic Bond Portfolio is managed by a team of financial professionals. Sergio Trigo Paz, Laurent Develay and Michal Wozniak are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Sergio Trigo Paz	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2012	Managing Director and Head of BlackRock’s Emerging Markets Debt Team since June 2012; Chief Investment Officer for Emerging Markets Fixed Income for Fischer Francis Trees & Watts (a wholly owned subsidiary of BNP Paribas) from 2009 to 2012; Portfolio Manager for Fortis Investments from 2004 to 2009.
Laurent Develay	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2012	Director and Portfolio Manager in BlackRock’s Emerging Markets Debt Team since June 2012; Portfolio Manager for the Emerging Markets Debt Team at Fischer Francis Trees & Watts (a wholly owned subsidiary of BNP Paribas) from 2009 to 2012; Head of Currency and Commodity Trading Team for Fortis Investments from 2005 to 2009.
Michal Wozniak	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2014	Director and Portfolio Manager in BlackRock’s Emerging Markets Debt Team since November 2013; Portfolio Manager for the Emerging Markets Debt Team at Lombard Odier Investment Managers from 2011 to 2013; Portfolio Manager for the Emerging Markets Debt Team at JPMorgan Asset Management from 2009 to 2011; Portfolio Manager for the Emerging Markets Debt Team at Fortis Investments from 2007 to 2009.

Shareholders should retain this Supplement for future reference.

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